CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS
REVENUES (note 20)	$ 4,918	$ 4,023
EXPENSES
Operating expenses (note 20)	(5,660)	(4,815)
Exploration (note 20)	(17,191)	(11,973)
Evaluation (note 20)	(48,242)	(33,991)
General and administrative (note 20)	(19,564)	(16,495)
Other income (loss) (note 19)	24,385	(31,249)
Total expenses before finance charges, equity accounting and tax	(66,272)	(98,523)
Loss before net finance expense, equity accounting and taxes	(61,354)	(94,500)
Finance (expense) income, net (note 19)	(159,581)	2,658
Equity pick up-investment in associates (note 6)	(1,772)	0
Equity pick up-joint venture (note 7)	(1,213)	16
Loss before taxes	(223,920)	(91,826)
Deferred Income tax recovery (note 15)	6,632	236
Net loss from continuing operations	(217,288)	(91,590)
Net income from discontinued operations, net of income taxes (note 20)	0	471
Net loss for the period	(217,288)	(91,119)
Items that are or may be subsequently reclassified to income:
Foreign currency translation change	(224)	4
Comprehensive loss for the period	$ (217,512)	$ (91,115)
Basic net loss per share:
Continuing operations	$ (0.24)	$ (0.1)
Discontinued operations	0	0
Diluted net loss per share:
Continuing operations	(0.24)	(0.1)
Discontinued operations	$ 0	$ 0
Weighted-average number of shares outstanding (in thousands):
Basic	896,600	892,238
Diluted	896,600	892,238